Summary of Significant Accounting Policies (Details) - USD ($)		6 Months Ended		12 Months Ended
	Feb. 09, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Federal depository insurance coverage limit		$ 250,000		$ 250,000
Cash equivalents		0		0	$ 0
Financing cost - derivative warrant liabilities	$ 821,000		$ 821,170	821,170
Unrecognized tax benefits		0		0	0
Unrecognized tax benefits accrued for interest and penalties		0		0	$ 0
Offering costs charged to shareholders equity		$ 22,800,000		$ 22,800,000
Class A Common Stock Subject to Redemption
Temporary equity, shares outstanding		41,400,000		41,400,000	0
Class A Common Stock
Purchase of aggregate shares		30,980,000		30,980,000